Risks and uncertainties (Tables)	12 Months Ended
Jun. 30, 2024
Risks and Uncertainties [Abstract]
Schedule of Foreign Currency Risk

	Profit or loss	Equity
	GBP	GBP
	Strengthening/weakening	Strengthening/weakening
June 30, 2023
HK$ (5% movement)	(108,414) / 108,414	(415,001) / 415,001
June 30, 2024
HK$ (5% movement)	(28,654) / 28,654	(190,399) / 190,399